DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) $ in Millions	3 Months Ended
Mar. 31, 2025 USD ($)
Derivative [Line Items]
Deferred gains (losses) to be reclassified over the next 12 months	$ 9.3
Cash flow hedges
Derivative [Line Items]
Deferred gains (losses) to be reclassified over the next 12 months	$ 3.6
Line of Credit | Revolving Credit Facility | Minimum
Derivative [Line Items]
Interest rate	3.31%
Line of Credit | Revolving Credit Facility | Maximum
Derivative [Line Items]
Interest rate	0.77%
Basis spread on variable rate	4.32%
Interest rate swap contracts
Derivative [Line Items]
Notional amount	$ 695.0
Deferred gains (losses) to be reclassified over the next 12 months	$ 12.9